UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
   (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800)-331-1792

Date of fiscal year end: August 31
Date of reporting period: February 28, 2009

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 28, 2009

INSTITUTIONAL ENHANCED PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

ASSET-BACKED SECURITIES — 9.1%

	Financials — 9.1%
	Automobiles — 1.0%
$96,000	Hertz Vehicle Financing LLC, 0.674% due 3/25/09(a)(b)	$86,569

	Home Equity — 8.1%
354,662	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.764% due 3/25/09(a)	274,208
210,567	GMAC Mortgage Corp. Loan Trust, 0.684% due 3/25/09(a)	61,113
184,679	Indymac Home Equity Loan Asset-Backed Trust, 0.644% due 3/25/09(a)	65,825
	SACO I Trust:
308,741	0.604% due 3/25/09(a)	50,985
384,287	0.624% due 3/25/09(a)	60,358
219,105	Wachovia Asset Securitization Inc., 0.904% due 3/25/09(a)	170,043

	Total Home Equity	682,532

	TOTAL ASSET-BACKED SECURITIES (Cost — $1,758,373)	769,101

COLLATERALIZED MORTGAGE OBLIGATIONS — 29.0%

497,772	American Home Mortgage Assets, 0.684% due 3/25/09(a)	168,005
232,930	Ameriquest Mortgage Securities Inc., 0.734% due 3/25/09(a)	163,094
37,733	Banc of America Mortgage Securities, 5.750% due 3/25/09	37,708
254,973	Bayview Financial Asset Trust, 0.924% due 3/25/09(a)(b)	101,989
	Countrywide Alternative Loan Trust:
119,702	3.133% due 3/1/09(a)	43,212
163,709	0.700% due 3/20/09(a)	62,682
2,047	0.774% due 3/25/09(a)	2,030
323,338	FBR Securitization Trust, 0.734% due 3/2/09(a)	179,689
173,339	IMPAC CMB Trust, 1.114% due 3/25/09(a)	77,164
	Indymac Index Mortgage Loan Trust:
198,091	0.734% due 3/25/09(a)	98,237
165,298	0.814% due 3/25/09(a)	74,420
105,643	0.904% due 3/25/09(a)	50,173
158,332	Lehman XS Trust, 0.694% due 3/25/09(a)	62,550
95,458	Novastar Home Equity Loan, 1.084% due 3/25/09(a)	66,491
	RAAC Series:
177,654	0.724% due 3/25/09(a)(b)	114,187
242,355	0.744% due 3/25/09(a)(b)	184,086
194,855	Residential Accredit Loans Inc., 0.814% due 3/25/09(a)	160,809
18,802	Specialty Underwriting & Residential Finance, 0.824% due 3/25/09(a)	5,798
148,409	Structured Adjustable Rate Mortgage Loan Trust, 0.674% due 3/25/09(a)	97,687
118,886	Structured Asset Investment Loan Trust, 0.974% due 3/25/09(a)	68,951
162,212	Structured Asset Mortgage Investments Inc., 4.639% due 3/25/09(a)	114,157
	Thornburg Mortgage Securities Trust:
174,375	0.579% due 3/25/09(a)	161,844
138,284	0.584% due 3/25/09(a)	136,303

See Notes to Financial Statements.

Institutional Enhanced Portfolio 2009 Semi-Annual Report | 19

Schedule of investments (unaudited) continued

February 28, 2009

INSTITUTIONAL ENHANCED PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS — 29.0% continued

$142,397	Truman Capital Mortgage Loan Trust, 0.904% due 3/25/09(a)(b)(c)	$89,014
121,329	Washington Mutual Inc., 0.734% due 3/25/09(a)	57,892
144,319	WMALT Mortgage Pass-Through Certificates, 0.724% due 3/25/09(a)	58,190

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $4,312,438)	2,436,362

CORPORATE BOND & NOTE — 1.9%

	Insurance — 1.9%
156,000	Berkshire Hathaway Finance Corp., 1.654% due 4/14/09(a) (Cost — $156,000)	154,124

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 18.5%

	U.S. Government Agencies — 18.5%
600,000	Federal Farm Credit Bank (FFCB), Bonds, 0.370% due 3/5/09(a)	596,799
360,000	Federal Home Loan Mortgage Corp. (FHLMC), Notes, 0.339% due 3/28/09(a)(d)	359,817
600,000	Federal National Mortgage Association (FNMA), Notes, 0.460% due 3/10/09(a)(d)	599,017

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $1,559,938)	1,555,633

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $7,786,749)	4,915,220

SHORT-TERM INVESTMENTS — 41.7%

	Bank Note — 3.0%
250,000	Wachovia Mortgage FSB, Senior Note, 2.342% due 3/2/09(a)	250,000

	Medium-Term Notes — 8.0%
250,000	ANZ National International Ltd., 2.409% due 3/10/09(a)(b)	249,849
180,000	Citigroup Funding Inc., 2.116% due 5/8/09(a)	179,501
240,000	Royal Bank of Scotland PLC, 0.860% due 3/4/09(a)(b)	240,000

	Total Medium-Term Notes	669,350

	U.S. Treasury Bill — 11.9%
1,000,000	U.S. Treasury Bills, 0.285% due 3/5/09(e)	999,976

	Repurchase Agreement — 18.8%
1,574,000	Interest in $1,574,000 joint tri-party repurchase agreement dated 2/27/09 with Barclays Capital Inc., 0.270% due 3/2/09; Proceeds at maturity — $1,574,035; (Fully collateralized by U.S. government agency obligation, 9.875% due 11/5/15; Market value — $1,605,486)	1,574,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $3,493,971)	3,493,326

	TOTAL INVESTMENTS — 100.2% (Cost — $11,280,720#)	8,408,546

	Liabilities in Excess of Other Assets — (0.2)%	(14,797)

	TOTAL NET ASSETS — 100.0%	$8,393,749

See Notes to Financial Statements.

20 | Institutional Enhanced Portfolio 2009 Semi-Annual Report

INSTITUTIONAL ENHANCED PORTFOLIO

(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(d)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.

(e)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
CMB	—	Cash Management Bill
GMAC	—	General Motors Acceptance Corp.

See Notes to Financial Statements.

Institutional Enhanced Portfolio 2009 Semi-Annual Report | 21

Statement of assets and liabilities (unaudited)

Institutional Enhanced Portfolio
February 28, 2009

ASSETS:
Investments, at value (Cost — $9,706,720)	$6,834,546
Repurchase agreement, at value (Cost — $1,574,000)	1,574,000
Cash	330
Interest receivable	7,653
Receivable from investment manager	3,227
Prepaid expenses	1,024

Total Assets	8,420,780

LIABILITIES:
Trustees’ fees payable	2,355
Accrued expenses	24,676

Total Liabilities	27,031

TOTAL NET ASSETS	$8,393,749

REPRESENTED BY:
Paid-in capital	$8,393,749

See Notes to Financial Statements.

22 | Institutional Enhanced Portfolio 2009 Semi-Annual Report

Statement of operations (unaudited)

Institutional Enhanced Portfolio
For the Six Months Ended February 28, 2009

INVESTMENT INCOME:
Interest (Note 1)	$434,635

EXPENSES:
Investment management fee (Note 2)	14,343
Audit and tax	13,019
Legal fees	5,835
Custody fees	1,734
Insurance	835
Trustees’ fees	645
Miscellaneous expenses	3,871

Total Expenses	40,282
Less: Fee waivers and/or expense reimbursements (Note 2)	(33,110)

Net Expenses	7,172

NET INVESTMENT INCOME	427,463

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Loss From Investment Transactions	(9,066,559)
Change in Net Unrealized Appreciation/Depreciation From Investments	6,031,617

NET LOSS ON INVESTMENTS	(3,034,942)

DECREASE IN NET ASSETS FROM OPERATIONS	$(2,607,479)

See Notes to Financial Statements.

Institutional Enhanced Portfolio 2009 Semi-Annual Report | 23

Statements of changes in net assets

Institutional Enhanced Portfolio

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009 (unaudited) AND THE YEAR ENDED AUGUST 31, 2008	2009	2008

OPERATIONS:
Net investment income	$427,463	$2,699,437
Net realized loss	(9,066,559)	(508,028)
Change in net unrealized appreciation/depreciation	6,031,617	(7,691,087)

Decrease in Net Assets From Operations	(2,607,479)	(5,499,678)

CAPITAL TRANSACTIONS:
Proceeds from contributions	182,635	32,548,515
Value of withdrawals	(27,362,440)	(41,660,545)

Decrease in Net Assets From Capital Transactions	(27,179,805)	(9,112,030)

DECREASE IN NET ASSETS	(29,787,284)	(14,611,708)

NET ASSETS:
Beginning of period	38,181,033	52,792,741

End of period	$8,393,749	$38,181,033

See Notes to Financial Statements.

24 | Institutional Enhanced Portfolio 2009 Semi-Annual Report

Financial highlights

Institutional Enhanced Portfolio

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED AUGUST 31, UNLESS OTHERWISE NOTED:

	2009[1]	2008	2007	2006	2005	2004

NET ASSETS, END OF PERIOD (000s)	$8,394	$38,181	$52,793	$205,382	$570,041	$3,996

Total Return[2]	(6.90)%	(9.02)%	3.47%	4.07%	2.76%	1.32%

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.28%[3]	0.19%	0.13%[4]	0.14%	0.17%	1.15%
Net expenses[5,6]	0.05 [3]	0.05	0.05 [4,7]	0.05 [7]	0.05 [7]	0.10 [7]
Net investment income	2.98 [3]	4.34	5.42	4.30	3.23	1.18

PORTFOLIO TURNOVER RATE	0%	6%	201%	208%	124%	56%

[1]	For the six months ended February 28, 2009 (unaudited).

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.13% and 0.05%, respectively.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of shares will not exceed 0.05%. Prior to September 22, 2004 the voluntary expense limitation was 0.10%.

[7]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Institutional Enhanced Portfolio 2009 Semi-Annual Report | 25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Institutional Enhanced Portfolio (the “Portfolio”), is a separate diversified series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2009, all investors in the Portfolio were funds advised or administered by the manager of the fund and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Short-term obligation instruments with less than 60 days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees.

Effective September 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26 | Institutional Enhanced Portfolio 2009 Semi-Annual Report

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

	FEBRUARY 28, 2009	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Investments in securities	$8,408,546	—	$8,408,546	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES

Balance as of August 31, 2008	$841,268
Accrued premiums/discounts	—
Realized gain (loss)	(492,243)
Change in unrealized appreciation (depreciation)	148,931
Net purchases (sales)	(395,967)
Transfers in and/or out of Level 3	(101,989)

Balance as of February 28, 2009	—

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

(c) Income taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2009 no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(d) Credit and market risk. Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying

Institutional Enhanced Portfolio 2009 Semi-Annual Report | 27

Notes to financial statements (unaudited) continued

mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(e) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. If material, the amount is shown as a reduction of expenses on the Statement of Operations.

(f) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 28, 2009, the Portfolio had a voluntary expense limitation in place of 0.05% of the Portfolio’s average daily net assets.

During the six months ended February 28, 2009, LMPFA waived all of its fee in the amount of $14,343. In addition, for the six months ended February 28, 2009, the Portfolio was reimbursed for expenses amounting to $18,767.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Portfolio’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

28 | Institutional Enhanced Portfolio 2009 Semi-Annual Report

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

At February 28, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$118
Gross unrealized depreciation	(2,872,292)

Net unrealized depreciation	$(2,872,174)

4. Redemptions-in-kind

The Portfolio may make payment to the Fund redeemed wholly or in part by distributing portfolio securities. For the six months ended February 28, 2009, the Portfolio had redemptions-in-kind to the Fund with total proceeds in the amount of $27,168,271. The net realized losses on these redemptions-in-kind amounted to $8,890,532 which will not be realized for tax purposes.

5. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets, Inc. (“CGM”), a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

Institutional Enhanced Portfolio 2009 Semi-Annual Report | 29

Notes to financial statements (unaudited) continued

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filled in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the U.S. Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

30 | Institutional Enhanced Portfolio 2009 Semi-Annual Report

6. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

Institutional Enhanced Portfolio 2009 Semi-Annual Report | 31

Notes to financial statements continued

7. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

32 | Institutional Enhanced Portfolio 2009 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 10-11, 2008, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Institutional Enhanced Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided by management during the Meeting. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder fund in the Fund (the “Feeder Fund”): Citi Institutional Enhanced Income Fund, a series of Legg Mason Partners Institutional Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board

Institutional Enhanced Portfolio | 33

Board approval of management and subadvisory agreements (unaudited) continued

was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had continued to expand as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans and organizational changes. The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund performance

In considering the performance of the Fund, the Board received and considered performance information for the Feeder Fund as well as for a group of funds (the

34 | Institutional Enhanced Portfolio

“Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for the Feeder Fund. The Board noted that the Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s conclusions regarding the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Feeder Fund’s performance against its benchmark and against its peers. In addition, the Board considered the Feeder Fund’s performance in light of overall financial market conditions.

The information comparing the Feeder Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as ultra-short obligation funds by Lipper, showed, among other data, that the its performance for the period since August 31, 2007 (the month of the Fund’s inception) until June 30, 2008 was below the median. The Board noted that the Feeder Fund had a limited performance history. In addition, the Board noted the explanations from the Manager concerning the underperformance versus the peer group.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that it will continue to evaluate the Fund’s performance and any actions taken by the Manager to continue to improve performance.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager and the actual management fees in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also reviewed and considered that fee waiver and/or expense reimbursement arrangements currently are in place for the Feeder Fund and considered the actual fee rate (after taking waivers and reimbursements into account) and that the Manager has agreed to continue its fee waivers and reimbursements until further notice. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

In addition, the Board received and considered information comparing the Feeder Fund’s contractual management fee (the “Contractual Management Fee”) and the actual fee rate (after taking waivers and reimbursements into account) (the “Actual Management Fee”) and the Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board noted that the

Institutional Enhanced Portfolio | 35

Board approval of management and subadvisory agreements (unaudited) continued

Feeder Fund’s assets represented a significant portion of the Fund’s assets. The Board noted that the Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services (including services related to the preparation and maintenance of the Fund’s registration statement and shareholder reports, as well as calculation of the Fund’s net asset value on a daily basis), office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Feeder Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Lipper expense group, consisting of a group of institutional funds (including the Feeder Fund) classified as ultra-short obligation funds and chosen by Lipper to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee and Actual Management Fee (which reflects a fee waiver) were below the median. The Board noted that the Feeder Fund’s actual total expense ratio was below the median. The Board also noted that the Manager was continuing its voluntary waiver until further notice, resulting in the same net effective fee as currently in place, which is lower than the current contractual fee.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex

36 | Institutional Enhanced Portfolio

as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant the year before. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Feeder Fund’s Contractual Management Fee is below the asset-weighted average of management fees paid by the funds in the Lipper expense group at all asset levels and that the Actual Management Fee is below the median of the Lipper expense group. The Board also considered fee waivers by the Manager and the fact that the Manager pays the subadvisory fee out of the management fee.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Institutional Enhanced Portfolio | 37

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES and SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable. Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date: May 7, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date: May 7, 2009

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Master Portfolio Trust

Date: May 7, 2009